UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL GOVERNMENT RESERVES

FORM N-Q

NOVEMBER 30, 2017

Notes to Schedule of Investments (unaudited)

Investments in Government Portfolio, at value $16,660,227,575.

1. Organization and significant accounting policies

Western Asset Institutional Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (73.9% at November 30, 2017) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 98.0%
U.S. Government Agencies - 63.4%
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.250%)	1.539%	12/18/17	$13,000,000	$12,999,940	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.250%)	1.539%	12/22/17	100,000,000	99,999,363	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.000%)	1.250%	1/9/18	80,000,000	79,986,249	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.090%)	1.437%	1/29/18	75,000,000	74,998,757	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.970%)	1.280%	1/30/18	70,000,000	69,983,975	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.900%)	1.350%	2/23/18	50,000,000	50,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.880%)	1.370%	2/27/18	100,000,000	99,997,346	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.980%)	1.270%	3/9/18	27,600,000	27,594,007	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.320%)	1.609%	4/13/18	150,000,000	149,994,474	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.870%)	1.380%	5/17/18	30,000,000	30,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.960%)	1.290%	6/1/18	51,800,000	51,775,249	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.870%)	1.380%	6/27/18	100,000,000	99,994,252	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.340%)	1.629%	7/9/18	100,000,000	99,993,922	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	1.295%	7/11/18	115,000,000	115,014,797	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.110%)	1.355%	7/12/18	78,750,000	78,765,046	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.140%)	1.382%	8/1/18	48,000,000	48,019,640	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.350%)	1.639%	8/1/18	15,000,000	14,998,993	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.850%)	1.400%	8/10/18	50,000,000	49,999,990	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.900%)	1.350%	8/27/18	55,000,000	54,976,209	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.830%)	1.420%	9/12/18	35,000,000	35,005,875	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.095%)	1.338%	10/3/18	39,175,000	39,176,739	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.300%)	1.589%	12/5/18	65,000,000	65,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.020%)	1.230%	1/14/19	55,000,000	54,996,904	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.120%)	1.230%	1/30/19	155,000,000	154,981,559	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.065%)	1.354%	3/12/19	100,000,000	99,993,578	(a)
Federal Farm Credit Bank (FFCB) (6 mo. USD LIBOR - 0.360%)	1.120%	3/22/19	100,000,000	99,991,019	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.080%)	1.369%	3/25/19	25,000,000	24,998,351	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.105%)	1.145%	4/10/19	205,000,000	204,985,880	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.105%)	1.145%	4/11/19	60,000,000	59,995,907	(a)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.100%)	1.145%	4/12/19	$100,000,000	$99,990,782	(a)
Federal Farm Credit Bank (FFCB) (US Federal Funds Intraday Effective Rate)	1.160%	4/15/19	125,000,000	124,982,801	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate)	1.160%	6/3/19	100,000,000	99,991,342	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.085%)	1.374%	8/8/19	67,260,000	67,248,483	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080)	1.170%	8/16/19	17,950,000	17,949,969	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080)	1.170%	9/13/19	23,000,000	22,999,964	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.095%)	1.384%	9/20/19	79,400,000	79,400,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.090)	1.160%	9/27/19	100,000,000	99,972,591	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.170%	11/15/19	175,000,000	175,000,000	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.847%	12/1/17	10,000,000	10,000,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.908%	12/5/17	25,000,000	24,997,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.105%	12/6/17	30,000,000	29,995,417	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.929%	12/11/17	30,000,000	29,992,333	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.121%	12/21/17	100,000,000	99,937,778	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.949 - 1.044%	12/28/17	100,000,000	99,925,750	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.192%	1/5/18	54,471,000	54,407,980	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.857%	1/11/18	60,000,000	59,941,917	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.074 - 1.109%	1/18/18	65,000,000	64,905,267	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.104%	1/24/18	125,000,000	124,793,750	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.093%	1/25/18	50,000,000	49,916,736	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.095%	2/9/18	50,000,000	49,894,028	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.096%	2/13/18	50,000,000	49,887,972	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.124%	2/16/18	50,000,000	49,880,222	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.264%	2/22/18	50,000,000	49,854,750	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.181%	3/1/18	50,000,000	49,853,750	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.166%	3/19/18	40,000,000	39,860,800	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.186%	3/21/18	50,000,000	49,819,722	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.167%	3/23/18	20,000,000	19,927,822	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.341%	6/22/18	95,000,000	94,287,526	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.405 - 1.526%	8/3/18	165,000,000	163,357,480	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.557%	8/6/18	100,000,000	98,939,111	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.476%	8/9/18	75,000,000	74,236,542	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.436%	8/14/18	50,000,000	49,495,111	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.447%	8/28/18	50,000,000	49,463,750	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.448%	9/7/18	65,000,000	64,277,055	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.645%	10/30/18	50,000,000	49,250,750	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.513%	11/2/18	20,000,000	19,721,867	(b)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR + 0.010%)	1.252%	12/1/17	23,500,000	23,500,000	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.140%)	1.263%	2/9/18	50,000,000	50,000,490	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR + 0.045%)	1.287%	3/1/18	43,875,000	43,874,726	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.180%)	1.149%	3/26/18	100,000,000	100,003,200	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR)	1.338%	3/28/18	150,000,000	150,000,030	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.085%)	1.160%	4/12/18	50,000,000	50,008,668	(a)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.265%)	1.098%	4/20/18	$175,700,000	$175,701,126	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.145%)	1.138%	4/20/18	285,555,000	285,539,680	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR + 0.050%)	1.378%	10/26/18	44,000,000	43,999,987	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.030%)	1.253%	1/18/19	190,000,000	189,999,856	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.155%)	1.210%	1/24/19	90,000,000	90,029,786	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.162%	2/4/19	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.166%	3/14/19	110,000,000	110,000,175	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.248%	4/26/19	31,500,000	31,500,000	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.160%)	1.308%	5/28/19	100,000,000	100,043,142	(a)
Federal Home Loan Bank (FHLB), Discount Notes	1.007%	12/7/17	75,000,000	74,987,500	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.052 - 1.053%	12/15/17	197,000,000	196,919,577	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.053 - 1.186%	12/27/17	134,050,000	133,945,025	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.099%	12/29/17	200,000,000	199,829,356	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.053 - 1.064%	1/2/18	200,000,000	199,812,444	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.058%	1/3/18	25,000,000	24,975,823	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.061%	1/5/18	175,000,000	174,819,993	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.157%	1/8/18	50,000,000	49,939,306	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.093%	1/12/18	130,800,000	130,633,666	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.099 - 1.241%	1/17/18	275,000,000	274,587,837	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.133 - 1.146%	1/26/18	252,997,000	252,549,949	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.262%	2/14/18	200,000,000	199,475,834	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.294%	2/16/18	150,000,000	149,586,125	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.182%	3/23/18	64,000,000	63,766,044	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.182%	3/28/18	110,000,000	109,579,937	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.108%	1/26/18	74,211,000	74,083,440	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.033%	12/11/17	49,846,000	49,831,738	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.038%	12/18/17	203,125,000	203,025,723	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.028 - 1.034%	12/27/17	300,000,000	299,777,195	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.033%	1/2/18	125,000,000	124,885,556	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.078%	1/9/18	74,605,000	74,518,116	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.083%	1/16/18	169,960,000	169,725,455	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.155 - 1.162%	1/17/18	513,000,000	512,227,384	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.103%	1/22/18	100,000,000	99,841,111	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.133%	2/2/18	178,310,000	177,957,391	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.109%	2/8/18	200,000,000	199,576,416	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.156 - 1.167%	3/16/18	125,000,000	124,577,812	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.206%	3/21/18	175,000,000	174,358,334	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.318%	5/4/18	$25,000,000	$24,859,903	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Medium-Term Notes (3 mo. USD LIBOR - 0.200%)	1.246%	2/22/18	100,000,000	100,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (1 mo. USD LIBOR + 0.065%)	1.307%	1/5/18	100,000,000	100,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.750%	1/12/18	162,417,000	162,362,516
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.875%	3/7/18	20,000,000	19,984,993
Federal Home Loan Mortgage Corp. (FHLMC), Notes (1 mo. USD LIBOR - 0.160%)	1.123%	7/19/18	125,000,000	125,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (3 mo. USD LIBOR - 0.280%)	1.130%	8/10/18	97,000,000	96,974,796	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (3 mo. USD LIBOR - 0.250%)	1.100%	10/10/18	150,000,000	150,000,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	1.033 - 1.116%	12/27/17	186,700,000	186,555,158	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.043 - 1.062%	1/2/18	419,211,000	418,820,899	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.037%	1/3/18	293,889,000	293,610,442	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.082%	1/10/18	100,000,000	99,880,111	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.087 - 1.088%	1/17/18	137,200,000	137,005,750	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.108%	1/24/18	251,596,000	251,178,980	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.064%	1/29/18	238,441,000	238,026,775	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.142 - 1.193%	1/31/18	270,750,000	270,216,464	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.209 - 1.273%	2/7/18	348,394,000	347,598,654	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.254%	2/14/18	246,667,000	246,024,638	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.283%	2/21/18	60,000,000	59,825,203	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.274%	2/28/18	141,654,000	141,209,246	(b)
Federal National Mortgage Association (FNMA), Notes (3 mo. USD LIBOR - 0.050%)	1.276%	3/21/18	150,000,000	150,086,651	(a)

Total U.S. Government Agencies				14,289,792,771

U.S. Treasury Bills - 7.1%
U.S. Cash Management Bills	1.092 - 1.131%	1/2/18	488,000,000	487,523,654	(b)
U.S. Treasury Bills	1.106%	12/14/17	50,000,000	49,980,139	(b)
U.S. Treasury Bills	1.187%	1/18/18	300,000,000	299,526,000	(b)
U.S. Treasury Bills	1.113%	1/25/18	130,000,000	129,779,542	(b)
U.S. Treasury Bills	1.183%	3/29/18	175,000,000	174,325,720	(b)
U.S. Treasury Bills	1.140 - 1.253%	4/26/18	215,000,000	213,968,063	(b)
U.S. Treasury Bills	1.319 - 1.331%	5/10/18	248,000,000	246,544,978	(b)

Total U.S. Treasury Bills				1,601,648,096

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Treasury Notes - 2.0%
U.S. Treasury Notes	0.069%	12/15/17	$211,000,000	$210,994,366	(b)
U.S. Treasury Notes	1.500%	8/31/18	35,232,000	35,226,368
U.S. Treasury Notes	0.750%	9/30/18	113,000,000	112,311,917
U.S. Treasury Notes	1.375%	9/30/18	100,000,000	99,820,417

Total U.S. Treasury Notes				458,353,068

Repurchase Agreements - 25.5%
Bank of America N.A. repurchase agreement dated 11/30/17; Proceeds at maturity - $100,002,861; (Fully collateralized by U.S. government obligations, 3.375% due 5/15/44; Market value - $102,008,388)	1.030%	12/1/17	100,000,000	100,000,000
Bank of America N.A. tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $280,008,011; (Fully collateralized by various U.S. government obligations, 1.375% to 2.500% due 2/15/44 to 2/15/46; Market value - $285,600,012)	1.030%	12/1/17	280,000,000	280,000,000
Bank of Montreal tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $250,007,153; (Fully collateralized by various U.S. government obligations, 0.125% to 3.125% due 1/31/18 to 8/15/44; Market value - $255,000,035)	1.030%	12/1/17	250,000,000	250,000,000
Credit Agricole SA tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $1,954,957,932; (Fully collateralized by various U.S. government obligations, 0.125% to 3.750% due 1/15/18 to 5/15/45; Market value - $1,994,000,139)	1.030%	12/1/17	1,954,902,000	1,954,902,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $200,005,556; (Fully collateralized by various U.S. government obligations, 1.875% to 7.625% due 12/31/21 to 2/15/29; Market value - $200,005,569)	1.000%	12/1/17	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $600,016,833; (Fully collateralized by various U.S. government obligations, 0.000% to 9.125% due 12/8/17 to 8/15/47; Market value - $612,000,070)	1.010%	12/1/17	600,000,000	600,000,000
Royal Bank of Canada tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $720,020,200; (Fully collateralized by various U.S. government obligations, 0.125% to 2.750% due 4/15/20 to 5/15/25; Market value - $734,400,074)	1.010%	12/1/17	720,000,000	720,000,000
Societe Generale NY tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $750,021,667; (Fully collateralized by various U.S. government obligations, 0.000% to 8.500% due 1/2/18 to 11/15/47; Market value - $765,000,070)	1.040%	12/1/17	750,000,000	750,000,000

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - (continued)
Toronto Dominion Bank NY tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $450,012,750; (Fully collateralized by various U.S. government obligations, 0.000% to 3.500% due 8/16/18 to 11/15/46; Market value - $459,000,096)	1.020%	12/1/17	$450,000,000	$450,000,000
Wells Fargo Bank N.A. tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $450,012,875; (Fully collateralized by various U.S. government obligations, 0.000% to 2.125% due 5/24/18 to 5/15/25; Market value - $459,000,090)	1.030%	12/1/17	450,000,000	450,000,000

Total Repurchase Agreements				5,754,902,000

TOTAL INVESTMENTS - 98.0% (Cost - $22,104,695,935)				22,104,695,935
Other Assets in Excess of Liabilities - 2.0%				452,153,972

TOTAL NET ASSETS - 100.0%				$22,556,849,907

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

Abbreviation used in this schedule:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$22,104,695,935	—	$22,104,695,935

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2018